Equity Investments Designated at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity Investments Designated at Fair Value Through Other Comprehensive Income
23	EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	2019	2018
	RMB million	RMB million
Listed equity investments, at fair value
TravelSky Technology Limited	496	510

	496	510

Unlisted equity investments, at fair value
Sichuan Airlines Corporation Limited	336	438
Aviation Data Communication Corporation Limited	244	161
Others	198	138

	778	737

	1,274	1,247

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.
During the year ended December 31, 2019, the Group received dividends in the amounts of RMB8 million, RMB2 million, RMB5 million and RMB4 million from TravelSky Technology Limited, Sichuan Airlines Corporation Limited, Aviation Data Communication Corporation Limited and other non-listed
equity investments designated at fair value through other comprehensive income, respectively.